Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0001926293
Registrant Name	Green Circle Decarbonize Technology Limited
Registration File Number	333-276943
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A